Putnam
International
New Opportunities
Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

3-31-00

[SCALE LOGO OMITTED]

From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[COPYRIGHT]  Karsh, Ottawa

Dear Shareholder:

This is the last letter to you and the other shareholders of Putnam International New Opportunities Fund that I will be signing. After more than 30 years as Chairman of the Trustees and President of the Putnam Funds, the time has come for me to step aside. In June, John Hill will become Chairman. John is currently an independent Trustee and has served on the board for the past 14 years. In addition, my son, George Putnam, III, will take on the role of President. I am confident that the leadership of the funds will be in exceptionally strong hands.

I will become Chairman Emeritus, remain a Putnam shareholder, and stay in close touch with the funds. It has been my privilege to serve you.

In one final piece of news, I am pleased to announce the addition of Carmel Peters to your fund's management team. Before joining Putnam in 1997, Carmel was with Wheelock NatWest Investment Management, Rothschild Asset Management Asia Pacific. She has 24 years of investment experience.

Respectfully yours,

/S/ GEORGE PUTNAM
George Putnam
Chairman of the Trustees
May 17, 2000


Report from the Fund Managers

Robert J. Swift
Carmel Peters
Stephen Dexter

During the past six months, we have witnessed the positive aspects of globalization: A simultaneous global rally lifted several sectors during the final quarter of 1999. Investors focused attention on the potential for new technologies to transform business productivity. While the technology sector led performance, companies in many industries are taking advantage of technology in different ways to achieve excellent results. Although many stocks peaked in January and have given back some gains in the period since then, we are pleased to report a solid gain for Putnam International New Opportunities Fund in the first six months of its 2000 fiscal year.

Total return for 6 months ended 3/31/00

       Class A           Class B           Class C           Class M
    NAV      POP      NAV     CDSC      NAV     CDSC      NAV      POP
------------------------------------------------------------------------
  66.98%   57.33%   66.30%   61.30%   66.55%   65.55%   66.43%   60.65%
------------------------------------------------------------------------

Past performance is not indicative of future results. Returns were achieved during favorable market conditions that may not be sustained. Performance information for longer periods and explanation of performance calculation methods begin on page 7.

* GLOBAL TRENDS ATTRACT INVESTOR ENTHUSIASM

As managers of your fund, it is difficult for us to imagine more favorable market conditions than we saw in the final months of 1999. As you know, our investment strategy is to scan international markets to find companies that represent new global leaders. We strive to identify companies that are capitalizing on a variety of trends to achieve exceptionally high rates of earnings growth.

These trends may be technological, such as the introduction of new products and services made possible by advances in computers, telecommunications, and the like. Structural trends also create dramatic opportunities. Examples would include the deepening integration of the European Union or the introduction of free market reforms in China. Finally social trends can create business opportunities by changing consumer behavior, and we look for companies that capitalize on these trends.

[GRAPHIC OMITTED: horizontal bar chart TOP COUNTRY ALLOCATIONS]

TOP COUNTRY ALLOCATIONS*

Japan                 36.3%

United Kingdom        19.6%

France                 6.9%

Italy                  6.7%

Germany                6.6%

Footnote reads:
*Based on net assets as of 3/31/00. Holdings will vary over time.

As calendar 1999 drew to a close, it seemed as if all global markets were beginning to show the same optimism for expanding opportunities as we have seen in the United States. The technology, media, and telecommunications sectors, or TMT, as they are collectively known, led more traditional sectors in nearly every market of the world. The disparity in the sector returns was temporary because the rally subsided during March of 2000. However, we believe that the example set in late 1999 and early 2000 heralds the rewards that companies can achieve by leading change.

Of course, we do not merely invest in trends. We perform rigorous analysis on companies to make sure that they are managed effectively and in a way that produces strong profits for their shareholders. Our team compares companies on a global basis because that is the only way to properly assess their growth potential and possible risks. Your fund can invest anywhere outside the United States where we believe the best opportunities are occurring, both in developed and emerging markets. During the period, our stock selections led us to emphasize relatively large positions in developed markets. A limited exposure to emerging markets included technology and telecom stocks as well as a number of cyclical stocks more sensitive to the global economic upswing.

* COMPANIES HARVEST TECHNOLOGICAL OPPORTUNITIES

During the past six months, we have emphasized the stocks we believe are benefiting the most from the trends we have mentioned above. Some of them are technology and telecommunications companies that are directly producing new goods and services. Although stocks in these sectors have experienced a great deal of volatility in the closing weeks of the semiannual period, we remain confident that our research process leads us to the companies with the most competitive long-term prospects. We also favor many companies in other sectors that are benefiting indirectly from these trends.

Cellular telephones are becoming more widespread worldwide, and they are really just the tip of the iceberg; a whole host of other wireless devices are coming to market. Some of the newest items are connecting the convenience of wireless capabilities to the enormous data capacity of the Internet. Japan is home to many of the world's leading companies in developing these electronic products and the protocols that operate them, which is why it is the fund's largest country weighting.


Morningstar awarded Putnam International New Opportunities Fund's class A shares 5 out of 5 stars for 5-year performance as of March 31, 2000. This rating put the fund in the top 10% of the 672 international equity funds rated.

Past performance is no guarantee of future results. Morningstar ratings reflect risk-adjusted performance through 3/31/00 and are subject to change every month. Morningstar ratings are calculated from a fund's 3-, 5-, and 10-year returns (with fee adjustments) in excess of 90-day Treasury bill returns and a risk factor that reflects performance below 90-day Treasury bill returns. For the 3-year period, the fund received 5 stars and there were 1,124 international funds rated. Performance of other share classes will vary.

NTT DoCoMo (NTT Mobile Communications Network), one of the fund's top holdings, is a telecom service provider. It was spun off from its parent, Japan's national telecommunications company, in 1999. It is the leading provider of cellular phone service in its home country but has other businesses with even greater future potential. It controls a proprietary technology for wireless data transmission, including the ability to send E-mail using a cellular telephone. This technology is poised to become a global standard, allowing NTT DoCoMo to collect licensing fees around the world. In its home market, its recently introduced I-mode service, which utilizes this technology, is already a hit with young consumers. The company anticipated 2 million subscribers in the first year, but the actual number is likely to be 7 million.


Technology advances on many international fronts

Putnam's global research gives us special insights on new technologies because people in different cultures adapt to technology in different ways. Wireless technology is an example. NTT DoCoMo's I-mode service in Japan has become popular because Japanese consumers have learned to use the touch-tone numbers of their cell phones in special patterns to convert the number symbols to kanji -- Japanese language characters. In Japan, customers use this to send quick messages like voice mails. The possibilities of this technology include M-commerce. The Financial Times notes that the three cellular telephone giants, including Nokia of Finland, a fund holding, are working on a world M-commerce standard to enable people to make safe credit card purchases on their mobile phones.
In Finland, for example, people already use their mobile phones to buy
CDs or get drinks from vending machines.

In supplying the components for cellular phones, Murata Manufacturing, another Japanese company, is a dominant player. It makes ceramic capacitors and ceramic filters for phones and other computerized devices. Orders have been accelerating strongly as these devices have found an increasing variety of applications, such as in digital home appliances.


Putnam International New Opportunities Fund's class A shares were ranked in the top quartile by Lipper for the 5-year period ended March 31, 2000. The fund ranked in the top 4%, or 8 out of 254 international funds that were ranked.

Past performance is no guarantee of future results. Lipper is an industry research firm whose rankings are based on total return performance, vary over time, and do not reflect the effects of sales charges. Performance of other share classes will vary. The fund was ranked 21 out of 423 (5%) for the 3-year period and 17 out of 643 (3%) for the 1-year period.


While Murata is an established manufacturer seizing an opportunity to make new products, ARM Holdings of the United Kingdom has a cutting-edge business model. ARM performs no manufacturing itself but instead updates the architecture of semiconductor chips. The company's goal is to continually increase the speed with which these components transmit data. While these holdings, along with others discussed in this report, were viewed favorably at the end of the period, all are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

* STRUCTURAL CHANGES IN EUROPE AND JAPAN

Vodafone Group, the fund's top holding, is taking advantage of both structural and technological changes. After acquiring U.S. cell phone service Airtouch in early 1999, Vodafone launched a hostile bid for Germany's Mannesmann in late 1999 with the goal of establishing Europe-wide wireless voice and data service. After much give-and-take, Mannesmann has submitted. One of the motives for the ultimately friendly merger was the volume of cross-border data transmission taking place in Europe. Vodafone now dominates this activity from the Mediterranean to the Hebrides.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Vodafone Group
United Kingdom
Telecommunications

NTT DoCoMo
Japan
Telecommunications

Nokia Oyj Class A
Finland
Communications equipment

Nortel Networks Corp.
Canada
Communications equipment

Softbank Corp.
Japan
Technology services

ARM Holdings
United Kingdom
Technology services

Oracle Corp.
Japan
Software

Marschollek, Lautenschlaeger und Partner Pfd.
Germany
Investment banking and brokerage

Bipop-Carire
Italy
Banking

Television Francaise 1 (TF1)
France
Broadcasting

Footnote:
These holdings represent 30.0% of the fund's net assets as of 3/31/00. Portfolio holdings will vary over time.


In the financial sector, the prospects of Bipop-Carire are quite attractive. This Italian bank has acquired competitors in its home market and is a leading distributor of mutual funds, which are becoming more popular in Italy. The company enjoyed 40% growth in this business alone in 1999. Bipop-Carire also achieved the best investment performance in the Italian market during 1999. It is also effectively managing a transition to new technology by becoming the top Internet brokerage service in Italy.

Advertising and media companies are also benefiting from technology. Not only does the Web provide an entirely new communications channel and service opportunity, but technology companies are also paying hefty sums for advertising in order to establish global brands. Companies benefiting from this trend include Television Francaise, or TF1, which is being privatized from state control and reaping a windfall in new advertising revenues. Also in France, Havas Advertising, the nation's leading advertising agency, has become a leading designer of Web sites for other French companies.

* OUTLOOK REMAINS BRIGHT

Given the trends and the performance of many fund holdings, we can only be optimistic about the coming months. Although many technology stocks have retreated from their peak prices early in 2000, the long-term trends remain in place. The cyclical recovery in the global economy also contributes to the positive background for equity investors. In Japan and Europe, consumer spending is gathering pace and should help economies to accelerate during the next several quarters. Business capital spending is already strong in these regions. Emerging markets are also enjoying strong business conditions. International markets are poised to outperform the United States, in part because of the efforts of the Federal Reserve Board to restrain U.S. growth. International markets are also benefiting from deregulation and a rising number of stock offerings, which provide a fertile field for our stock selection techniques.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 3/31/00, there is no guarantee the fund will continue to hold these securities in the future. The fund invests all or a portion of its assets in small to midsize companies. Such investments increase the risk of greater price fluctuations. International investing involves certain risks, such as currency fluctuations, economic instability, and political developments.



Performance Summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam International New Opportunities Fund is designed to seek long-term capital appreciation through investments in common stocks that are principally traded outside the United States.

TOTAL RETURN FOR PERIODS ENDED 3/31/00

                        Class A           Class B          Class C           Class M
(inception dates)       (1/3/95)         (7/21/95)         (2/1/99)         (7/21/95)
                     NAV      POP      NAV     CDSC      NAV     CDSC      NAV      POP
----------------------------------------------------------------------------------------
6 months*          66.98%   57.33%   66.30%   61.30%   66.55%   65.55%   66.43%   60.65%
----------------------------------------------------------------------------------------
1 year*           100.61    89.14    99.12    94.12    99.52    98.52    99.57    92.53
----------------------------------------------------------------------------------------
5 years           243.91   224.00   231.61   229.61   232.14   232.14   235.91   224.33
Annual average     28.02    26.51    27.09    26.94    27.13    27.13    27.42    26.53
----------------------------------------------------------------------------------------
Life of fund      262.12   241.24   248.31   247.31   249.19   249.19   253.26   240.86
Annual average     27.84    26.39    26.89    26.82    26.95    26.95    27.23    26.37
----------------------------------------------------------------------------------------

* Returns were achieved during favorable market conditions that may not be sustained.


COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 3/31/00

                           MSCI
                       Emerging
                        Markets                 MSCI             Consumer
                          Index           EAFE Index          price index
-------------------------------------------------------------------------
6 months                  31.12%               16.86%                2.03%
-------------------------------------------------------------------------
1 year                    57.02                25.09                 3.69
-------------------------------------------------------------------------
5 years                   27.77                79.34                13.15
Annual average             5.02                12.39                 2.50
-------------------------------------------------------------------------
Life of fund              13.31                82.68                13.98
Annual average             2.41                12.17                 2.52
-------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost. Performance data reflect an expense limitation previously in effect. Without it, total returns would have been lower. For a portion of this period, the fund was offered on a limited basis and had limited assets.


PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 3/31/00

                                Class A                Class B                 Class C       Class M
-----------------------------------------------------------------------------------------------------
Distributions (number)             1                      1                       1              1
-----------------------------------------------------------------------------------------------------
Capital gains
  Long-term                      $1.406                 $1.406                  $1.406         $1.406
-----------------------------------------------------------------------------------------------------
  Short-term                      0.062                  0.062                   0.062          0.062
-----------------------------------------------------------------------------------------------------
  Total                          $1.468                 $1.468                  $1.468         $1.468
-----------------------------------------------------------------------------------------------------
Share value:                  NAV       POP                NAV                NAV       NAV       POP
-----------------------------------------------------------------------------------------------------
9/30/99                    $16.64    $17.66             $16.20             $16.58    $16.38    $16.97
-----------------------------------------------------------------------------------------------------
3/31/00                     26.07     27.66              25.23              25.90     25.55     26.48
-----------------------------------------------------------------------------------------------------


Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


Comparative benchmarks

Morgan Stanley Capital International (MSCI) EAFE Index* is an unmanaged list of equity securities from Europe, Australasia and the Far East, with all values expressed in U.S. dollars.

Morgan Stanley Capital International (MSCI) Emerging Markets Index* is an unmanaged list of equity securities from emerging markets with all values expressed in U.S. dollars.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

* Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.



A guide to the financial statements

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.


The fund's portfolio

March 31, 2000 (Unaudited)


COMMON STOCKS (97.8%) (a)
NUMBER OF SHARES                                                                                                       VALUE
Banking (3.0%)
----------------------------------------------------------------------------------------------------------------------------
               943,263  BiPop-Carire SpA (Italy) (REL)                                                      $     98,997,897
             3,559,700  Grupo Financiero Bancomer, S.A. de C.V. (Mexico) (NON)                                    16,353,610
               142,197  Yapi ve Kredi Bankasi A.S. GDR (Turkey) (NON)                                              3,626,024
                                                                                                            ----------------
                                                                                                                 118,977,531

Beverage (0.4%)
----------------------------------------------------------------------------------------------------------------------------
               750,260  Coca-Cola Femsa S.A. ADR (Mexico)                                                         13,926,701
               100,800  South African Breweries, Ltd. (South Africa)                                                 772,651
                                                                                                            ----------------
                                                                                                                  14,699,352

Broadcasting (3.8%)
----------------------------------------------------------------------------------------------------------------------------
             1,796,205  Capital Radio PLC (United Kingdom)                                                        48,484,737
               297,474  EM TV & Merchandising AG (Germany)                                                        24,374,722
                 1,221  Fuji Television Network, Inc. (Japan)                                                     21,230,634
             1,941,986  Mediaset SPA (Italy)                                                                      38,501,426
               189,383  ProSieben Media AG (Germany)                                                              21,612,861
                                                                                                            ----------------
                                                                                                                 154,204,380

Capital Goods  (1.2%)
----------------------------------------------------------------------------------------------------------------------------
               198,830  Altran Technologies SA (France)                                                           48,420,076

Commercial and Consumer Services (2.7%)
----------------------------------------------------------------------------------------------------------------------------
               160,984  GfK AG (Germany) (NON)                                                                     8,916,904
                95,593  Havas Advertising SA (France)                                                             51,579,593
               167,100  TPI Paginas Amarillas (Spain)                                                              7,259,317
               331,562  TPI Paginas Amarillas 144A (Spain)                                                        14,404,031
             1,457,109  WPP Group PLC (United Kingdom)                                                            25,571,316
                                                                                                            ----------------
                                                                                                                 107,731,161

Communications Equipment (8.8%)
----------------------------------------------------------------------------------------------------------------------------
                25,120  Gilat Satellite Networks Ltd. (Israel) (NON)                                               2,945,320
               465,000  Matsushita Communication Industrial Co., Ltd. (Japan)                                     85,850,347
               895,202  Nortel Networks Corp. (Canada)                                                           112,487,085
               717,057  Nokia Oyj AB Class A (Finland)                                                           151,338,465
                                                                                                            ----------------
                                                                                                                 352,621,217

Computers (--%)
----------------------------------------------------------------------------------------------------------------------------
                   400  Sharp Corp. (Japan)                                                                            8,577
                   200  Trend Micro Inc. (Japan) (NON)                                                                35,167
                                                                                                            ----------------
                                                                                                                      43,744

Conglomerates (0.9%)
----------------------------------------------------------------------------------------------------------------------------
             9,306,293  Aegis Group PLC (United Kingdom)                                                          28,751,327
             2,749,527  Aegis Group PLC 144A (United Kingdom)                                                      8,494,526
                                                                                                            ----------------
                                                                                                                  37,245,853

Consumer (4.6%)
----------------------------------------------------------------------------------------------------------------------------
               657,700  Sony Corp. (Japan)                                                                        93,158,640
               128,122  Television Francaise I (TF1) (France)                                                     94,214,513
                                                                                                            ----------------
                                                                                                                 187,373,153

Consumer Goods (0.2%)
----------------------------------------------------------------------------------------------------------------------------
                   473  Hindustan Lever Ltd. (India) (NON)                                                            26,501
                37,547  Fancl Corp. (Japan)                                                                        6,154,524
                                                                                                            ----------------
                                                                                                                   6,181,025

Electrical Equipment (1.5%)
----------------------------------------------------------------------------------------------------------------------------
               152,160  Keyence Corp (Japan)                                                                      60,941,291

Electronics (12.4%)
----------------------------------------------------------------------------------------------------------------------------
             1,915,800  Chartered Semiconductor Manufacturing (Singapore) (NON)                                   18,139,077
               411,908  Epcos AG (Germany) (NON)                                                                  54,285,355
                    10  Fuji Soft AB, Inc. (Japan)                                                                       684
               111,800  Fujitsu Support and Services Inc. 144A (Japan)                                            18,904,542
               246,700  Konami Co., Ltd. (Japan)                                                                  16,869,200
               340,000  Murata Manufacturing Co. Ltd. (Japan)                                                     82,866,074
               126,900  Rohm Co. Ltd. (Japan)                                                                     44,254,469
               166,259  Samsung Electronics Co. (South Korea)                                                     50,404,312
               400,039  STMicroelectronics N.V. ADR (France)                                                      74,882,300
             4,587,000  Taiwan Semiconductor Manufacturing Co. (Taiwan)                                           30,952,436
               414,000  Tokyo Electron Ltd. (Japan) (NON)                                                         62,684,380
             1,403,000  Venture Manufacturing Ltd. (Singapore)                                                    19,269,725
             7,654,000  Winbond Electronics Corp. (Taiwan) (NON)                                                  22,800,757
                89,200  Winbond Electronics Corp. 144A GDR (Taiwan) (NON)                                          2,620,250
                                                                                                            ----------------
                                                                                                                 498,933,561

Entertainment (0.2%)
----------------------------------------------------------------------------------------------------------------------------
             1,795,000  Corporacion Interamericana de Entretenimiento
                          S.A. (Mexico) (NON)                                                                      9,041,941

Food (0.9%)
----------------------------------------------------------------------------------------------------------------------------
               198,800  C TWO-NETWORK Co., Ltd. (Japan)                                                           34,955,553

Insurance (1.2%)
----------------------------------------------------------------------------------------------------------------------------
             2,410,854  Mediolanum SPA (Italy)                                                                    42,524,692
             1,571,244  Old Mutual PLC 144A (United Kingdom)                                                       3,753,309
                                                                                                            ----------------
                                                                                                                  46,278,001

Investment Banking/brokerage (5.7%)
----------------------------------------------------------------------------------------------------------------------------
               201,643  Consors Discount Broker AG (Germany) (NON)                                                28,211,368
             5,350,000  Nikko Securities Co. Ltd. (Japan) (NON)                                                   81,214,223
             2,092,000  Nomura Securities Co. Ltd. (Japan) (NON)                                                  68,459,510
             2,047,100  TD Waterhouse Group, Inc. (NON)                                                           51,177,500
                                                                                                            ----------------
                                                                                                                 229,062,601

Health Care Services (0.5%)
----------------------------------------------------------------------------------------------------------------------------
             1,465,498  Misys PLC (United Kingdom)                                                                20,444,137

Machinery (1.7%)
----------------------------------------------------------------------------------------------------------------------------
               275,500  SMC Corp.                                                                                 57,861,190
               219,000  THK Co., Ltd. (Japan)                                                                     10,097,490
                                                                                                            ----------------
                                                                                                                  67,958,680

Manufacturing (1.2%)
----------------------------------------------------------------------------------------------------------------------------
             1,950,118  Bombardier, Inc. (Canada)                                                                 49,048,993

Pharmaceuticals (1.8%)
----------------------------------------------------------------------------------------------------------------------------
               223,036  Sanofi-Synthelabo SA (France) (NON)                                                        8,488,025
               917,000  Takeda Chemical Industries (Japan)                                                        65,391,228
                                                                                                            ----------------
                                                                                                                  73,879,253

Publishing (2.8%)
----------------------------------------------------------------------------------------------------------------------------
             4,467,326  Gruppo Editoriale L'Espresso (Italy)                                                      90,274,830
             2,434,768  Trinity PLC (United Kingdom)                                                              23,404,957
                                                                                                            ----------------
                                                                                                                 113,679,787

Retail (3.4%)
----------------------------------------------------------------------------------------------------------------------------
            12,891,635  Esprit Holdings Ltd.                                                                      12,582,858
               240,183  Medion AG (Germany)                                                                       24,084,350
             5,363,800  Migros Turk T.A.S. (Turkey)                                                                2,960,606
               561,000  Seven-Eleven Japan Co., Ltd. (Japan) (NON)                                                64,665,429
                 9,600  Shimamura Co., Ltd. (Japan)                                                                1,050,308
               393,600  Tsuruha Co., Ltd. (Japan)                                                                 29,605,549
                                                                                                            ----------------
                                                                                                                 134,949,100

Semiconductor Production Equipment (1.3%)
----------------------------------------------------------------------------------------------------------------------------
               453,248  ASM Lithography Holding N.V. (Netherlands) (NON)                                          50,513,810

Software (5.3%)
----------------------------------------------------------------------------------------------------------------------------
               585,090  Fantastic Corp. (Switzerland) (NON)                                                       17,304,827
             1,400,663  Logica PLC (United Kingdom)                                                               46,863,978
               123,600  Oracle Corp. (Japan)                                                                     103,835,108
             3,916,650  Sage Group (The) PLC (United Kingdom)                                                     43,879,160
                                                                                                            ----------------
                                                                                                                 211,883,073

Technology Services (14.3%)
----------------------------------------------------------------------------------------------------------------------------
             1,741,410  ARM Holdings PLC (United Kingdom) (NON)                                                  105,104,107
             2,627,687  Capita Group PLC (United Kingdom)                                                         67,079,003
               447,248  CMG PLC (United Kingdom)                                                                  38,290,154
             2,541,000  Hon Hai Precision Industry (Taiwan)                                                       29,525,115
             1,719,089  KPNQwest N.V. (Netherlands) (NON)                                                         91,280,188
                79,160  Obic Co., Ltd. (Japan)                                                                    55,675,686
             1,074,515  SEMA Group PLC (United Kingdom)                                                           21,423,788
               119,800  Softbank Corp. (Japan)                                                                   107,079,222
                    98  Yahoo Japan Corp. (Japan) (NON)                                                           59,640,520
                                                                                                            ----------------
                                                                                                                 575,097,783

Telecommunications (18.0%)
----------------------------------------------------------------------------------------------------------------------------
             3,013,900  Carso Global Telecom (Mexico) (NON)                                                        9,301,356
             8,335,000  China Telecom Ltd. (Hong Kong) (NON)                                                      73,057,696
             1,879,119  Colt Telecom Group PLC (United Kingdom) (NON)                                             89,326,036
                60,500  Hellenic Telecommunication Organization SA GDR (Greece)                                      877,250
               426,700  Kyocera Corp. (Japan) (NON)                                                               71,526,541
                 3,761  NTT DoCoMo (Japan)                                                                       154,672,365
               617,400  SK Telecom Co., Ltd. ADR (South Korea)                                                    24,078,600
               916,384  Sonera Group OYJ (Finland)                                                                62,397,961
               404,200  Telefonos de Mexico S.A. ADR Class L, (Mexico)                                            27,081,400
             4,540,927  Telewest Communications PLC (United Kingdom) (NON)                                        34,819,317
            31,664,346  Vodafone Group PLC (United Kingdom)                                                      175,732,766
                                                                                                            ----------------
                                                                                                                 722,871,288
                                                                                                            ----------------
                        Total Common Stocks  (cost $2,460,338,743)                                          $  3,927,036,344

PREFERRED STOCKS (2.5%) (a) (cost $62,732,211)
NUMBER OF SHARES                                                                                                       VALUE
----------------------------------------------------------------------------------------------------------------------------
               171,629  Marschollek, Lautenschlaeger und Partner AG DEM
                          $3.05 pfd. (Germany)                                                              $    101,785,437

UNITS (0.5%) (a)
NUMBER OF SHARES                                                                                                       VALUE
----------------------------------------------------------------------------------------------------------------------------
                29,505  Infosys Technologies Ltd. equity participation note
                          (issued by Goldman Sachs & Co.) (India)                                           $     12,471,764
                12,300  Infosys Technologies Ltd. II equity participation note
                          (issued by Goldman Sachs & Co.) (India)                                                  5,334,387
                75,500  HCL Technologies Ltd. II equity participation note
                          (issued by Goldman Sachs & Co.) (India)                                                  3,193,650
                                                                                                            ----------------
                        Total Units  (cost $15,376,257)                                                     $     20,999,801

CONVERTIBLE PREFERRED STOCKS (--%) (a) (cost $883,238)
NUMBER OF SHARES                                                                                                       VALUE
----------------------------------------------------------------------------------------------------------------------------
                22,600  Pentamedia Graphics 6.6732% cv. pfd. (India)                                        $        653,592

SHORT-TERM INVESTMENTS (2.4%) (a)(cost $96,755,000)
PRINCIPAL AMOUNT                                                                                                       VALUE
----------------------------------------------------------------------------------------------------------------------------
           $96,755,000  Interest in $779,235,000 joint repurchase agreement dated March 31, 2000 with S.B.C. Warburg Inc.due
                          April 3, 2000 with respect to various U.S. Treasury
                          obligations -- maturity value of$ 96,804,184 for
                          an effective yield of 6.10%                                                       $     96,755,000
----------------------------------------------------------------------------------------------------------------------------
                        Total Investments (cost $2,636,085,449) (b)                                         $  4,147,230,174
----------------------------------------------------------------------------------------------------------------------------


  (a) Percentages indicated are based on net assets of $4,016,904,546.

  (b) The aggregate identified cost on a tax basis is $2,642,455,686, resulting in gross unrealized appreciation and depreciation of $1,575,160,658 and $70,386,170, respectively, or net unrealized appreciation of $1,504,774,488.

(NON) Non-income-producing security.

(REL) BiPop-Carire SpA is involved in a joint venture with Putnam Investments.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR or GDR after the name of a foreign holding stands for American Depositary Receipts or Global Depositary Receipts, respectively, representing ownership of foreign securities on deposit with a domestic custodian bank.

      DIVERSIFICATION BY COUNTRY

      Distribution of investments by country of issue at March 31, 2000:
      (as percentage of Market Value)
            Canada            3.9%
            Finland           5.2
            France            6.7
            Germany           6.4
            Hong Kong         2.1
            India             1.0
            Italy             6.5
            Japan            35.1
            Mexico            1.8
            Netherlands       3.4
            Singapore         1.0
            South Korea       1.8
            Spain             1.0
            Taiwan            2.1
            United Kingdom   18.4
            Other             3.6
                          -------
            Total           100.0%

-----------------------------------------------------------------------
Forward Currency Contracts to Sell at March 31, 2000 (Unaudited)

                     Market Aggregate Face    Delivery       Unrealized
                      Value          Value        Date     Depreciation
-----------------------------------------------------------------------
Japanese Yen   $250,188,752   $242,478,017     7/07/00     $ (7,710,735)
Japanese Yen    220,798,386    205,007,350     5/25/00      (15,791,036)
-----------------------------------------------------------------------
                                                           $(23,501,771)
-----------------------------------------------------------------------


Statement of assets and liabilities
March 31, 2000 (Unaudited)

Assets
----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $2,636,085,449) (Note 1)                                      $ 4,147,230,174
----------------------------------------------------------------------------------------------
Foreign currency (cost $10,070,440)                                                 10,332,013
----------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                            3,752,319
----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                              40,310,301
----------------------------------------------------------------------------------------------
Receivable for securities sold                                                     369,244,966
----------------------------------------------------------------------------------------------
Receivable for closed forward currency contracts                                     6,513,382
----------------------------------------------------------------------------------------------
Total assets                                                                     4,577,383,155

Liabilities
----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                           6,334,313
----------------------------------------------------------------------------------------------
Payable for securities purchased                                                   518,691,220
----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                         7,931,371
----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                             566,930
----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                           47,263
----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                             7,575
----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                               3,073,228
----------------------------------------------------------------------------------------------
Payable for open forward currency contracts                                         23,501,771
----------------------------------------------------------------------------------------------
Other accrued expenses                                                                 324,938
----------------------------------------------------------------------------------------------
Total liabilities                                                                  560,478,609
----------------------------------------------------------------------------------------------
Net assets                                                                      $4,016,904,546

Represented by
----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                $ 2,131,950,437
----------------------------------------------------------------------------------------------
Accumulated net investment loss (Note 1)                                           (14,576,009)
----------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and
and foreign currency transactions (Note 1)                                         411,608,730
----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                     1,487,921,388
----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                      $4,016,904,546

Computation of net asset value and offering price
----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($1,894,633,205 divided by 72,672,471 shares)                                           $26.07
----------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $26.07)*                                 $27.66
----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($1,903,810,559 divided by 75,463,880 shares)**                                         $25.23
----------------------------------------------------------------------------------------------
Net asset value and redemption price per class C share
($70,854,100 divided by 2,735,598, shares)**                                            $25.90
----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($147,606,682 divided by 5,776,902 shares)                                              $25.55
----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $25.55)*                                 $26.48
----------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.


The accompanying notes are an integral part of these financial statements.


Statement of operations
Six months ended March 31, 2000 (Unaudited)

Investment income:
----------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $1,015,283)                                    $    5,975,214
----------------------------------------------------------------------------------------------
Interest                                                                             1,132,698
----------------------------------------------------------------------------------------------
Total investment income                                                              7,107,912

Expenses:
----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                    13,535,072
----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                       3,237,221
----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                       15,232
----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                        15,326
----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                1,812,331
----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                7,801,736
----------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                                  141,112
----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                  465,267
----------------------------------------------------------------------------------------------
Amortization of organization expense (Note 1)                                              809
----------------------------------------------------------------------------------------------
Reports to shareholders                                                                 55,672
----------------------------------------------------------------------------------------------
Registration fees                                                                      196,891
----------------------------------------------------------------------------------------------
Auditing                                                                                36,087
----------------------------------------------------------------------------------------------
Legal                                                                                    8,732
----------------------------------------------------------------------------------------------
Postage                                                                                191,740
----------------------------------------------------------------------------------------------
Other                                                                                  521,078
----------------------------------------------------------------------------------------------
Total expenses                                                                      28,034,306
----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                          (1,047,475)
----------------------------------------------------------------------------------------------
Net expenses                                                                        26,986,831
----------------------------------------------------------------------------------------------
Net investment loss                                                                (19,878,919)
----------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                   434,314,998
----------------------------------------------------------------------------------------------
Net realized gain on foreign currency transactions (Note 1)                          8,263,114
----------------------------------------------------------------------------------------------
Net unrealized depreciation of assets and liabilities in
foreign currencies during the period                                               (15,461,381)
----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period                     1,002,782,403
----------------------------------------------------------------------------------------------
Net gain on investments                                                          1,429,899,134
----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                            $1,410,020,215
----------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.


Statement of changes in net assets

                                                                    Six months ended         Year ended
                                                                            March 31       September 30
                                                                                2000*              1999
-------------------------------------------------------------------------------------------------------
Increase in net assets
-------------------------------------------------------------------------------------------------------
Operations:
-------------------------------------------------------------------------------------------------------
Net investment loss                                                     $(19,878,919)      $(15,335,477)
-------------------------------------------------------------------------------------------------------
Net realized gain on investments and
foreign currency transactions                                            442,578,112        286,475,647
-------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                             987,321,022        487,599,465
-------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                   1,410,020,215        758,739,635
-------------------------------------------------------------------------------------------------------
Distributions to shareholders:
-------------------------------------------------------------------------------------------------------
From net realized gain on investments
   Class A                                                               (83,760,025)                --
-------------------------------------------------------------------------------------------------------
   Class B                                                               (96,628,101)                --
-------------------------------------------------------------------------------------------------------
   Class C                                                                (1,069,334)                --
-------------------------------------------------------------------------------------------------------
   Class M                                                                (7,574,068)                --
-------------------------------------------------------------------------------------------------------
Increase (decrease) from capital share transactions (Note 4)             746,266,011       (207,264,183)
-------------------------------------------------------------------------------------------------------
Total increase in net assets                                           1,967,254,698        551,475,452

Net assets
-------------------------------------------------------------------------------------------------------
Beginning of period                                                    2,049,649,848      1,498,174,396
-------------------------------------------------------------------------------------------------------
End of period (including accumulated net investment loss
and undistributed net investment income of $14,576,009
and $5,302,910, respectively)                                         $4,016,904,546     $2,049,649,848
-------------------------------------------------------------------------------------------------------

* Unaudited


The accompanying notes are an integral part of these financial statements.


Financial highlights
(For a share outstanding throughout the period)

CLASS A
--------------------------------------------------------------------------------------------------------------------------
                                     Six months
                                          ended                                                             For the period
Per-share                              March 31                                                               Jan. 3, 1995+
operating performance                (Unaudited)                     Year ended September 30                   to Sept. 30
--------------------------------------------------------------------------------------------------------------------------
                                           2000           1999           1998           1997           1996           1995
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                      $16.64         $10.81         $13.60         $11.69         $10.29          $8.50
--------------------------------------------------------------------------------------------------------------------------
Investment operations
--------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(a)            (.10)          (.06)          (.04)          (.03)           .04(e)         .02(e)
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                11.00           5.89          (1.63)          1.98           1.37           1.77
--------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                     10.90           5.83          (1.67)          1.95           1.41           1.79
--------------------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------------------
From net
investment income                            --             --           (.01)          (.04)          (.01)            --
--------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                            (1.47)            --          (1.11)            --(d)          --(d)          --
--------------------------------------------------------------------------------------------------------------------------
Return of capital                            --             --             --(d)          --             --             --
--------------------------------------------------------------------------------------------------------------------------
Total distributions                       (1.47)            --          (1.12)          (.04)          (.01)            --
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                            $26.07         $16.64         $10.81         $13.60         $11.69         $10.29
--------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                    66.98*         53.93         (12.37)         16.74          13.76          21.06*
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $1,894,633       $905,842       $630,422       $859,999       $499,396        $15,137
--------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                   .69*          1.54           1.75           1.75           1.95(e)        1.23*(e)
--------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)           (.43)*         (.45)          (.30)          (.24)           .34            .86*
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                    70.35*        204.39         170.28         141.29          24.69           9.24*
--------------------------------------------------------------------------------------------------------------------------
  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) The ratio of expenses to average net assets includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Per share distributions were less than $.01 per share.

(e) Reflects an expense limitation in effect during the period (Note
    2). As a result of such limitation, expenses for the fund reflect a reduction of less than $0.01 and $0.02 per share for each share class for periods ended September 30, 1996 and 1995, respectively.





Financial highlights
(For a share outstanding throughout the period)

CLASS B
--------------------------------------------------------------------------------------------------------------------------
                                     Six months
                                          ended                                                             For the period
Per-share                              March 31                                                              July 21, 1995+
operating performance                (Unaudited)                     Year ended September 30                   to Sept. 30
--------------------------------------------------------------------------------------------------------------------------
                                           2000           1999           1998           1997           1996           1995
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                      $16.20         $10.61         $13.45         $11.61         $10.28         $10.25
--------------------------------------------------------------------------------------------------------------------------
Investment operations
--------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(a)            (.18)          (.16)          (.13)          (.13)          (.05)(e)       (.01)(e)
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                10.68           5.75          (1.60)          1.97           1.39            .04
--------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                     10.50           5.59          (1.73)          1.84           1.34            .03
--------------------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------------------
From net
investment income                            --             --             --             --           (.01)            --
--------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                            (1.47)            --          (1.11)            --(d)          --(d)          --
--------------------------------------------------------------------------------------------------------------------------
Return of capital                            --             --             --(d)          --             --             --
--------------------------------------------------------------------------------------------------------------------------
Total distributions                       (1.47)            --          (1.11)            --           (.01)            --
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                            $25.23         $16.20         $10.61         $13.45         $11.61         $10.28
--------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                    66.30*         52.69         (12.98)         15.87          13.02            .29*
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $1,903,811     $1,053,443       $803,785     $1,079,912       $573,129         $7,053
--------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                  1.06*          2.29           2.50           2.50           2.72(e)         .83*(e)
--------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)           (.80)*        (1.20)         (1.05)          (.99)          (.43)          (.20)*
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                    70.35*        204.39         170.28         141.29          24.69           9.24*
--------------------------------------------------------------------------------------------------------------------------
  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) The ratio of expenses to average net assets includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Per share distributions were less than $.01 per share.

(e) Reflects an expense limitation in effect during the period (Note
    2). As a result of such limitation, expenses for the fund reflect a reduction of less than $0.01 and $0.02 per share for each share class for periods ended September 30, 1996 and 1995, respectively.





Financial highlights
(For a share outstanding throughout the period)

CLASS C
--------------------------------------------------------------------------------------------------------------------------
                                                                                                Six months
                                                                                                     Ended  For the period
Per-share                                                                                         March 31   Feb. 1, 1999+
operating performance                                                                           (Unaudited)    to Sept. 30
--------------------------------------------------------------------------------------------------------------------------
                                                                                                      2000           1999
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                 $16.58         $13.82
--------------------------------------------------------------------------------------------------------------------------
Investment operations
--------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(a)                                                                       (.20)          (.12)
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                                  10.99           2.88
--------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                10.79           2.76
--------------------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                       --             --
--------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                                       (1.47)            --
--------------------------------------------------------------------------------------------------------------------------
Return of capital                                                                                       --             --
--------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                  (1.47)            --
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                       $25.90         $16.58
--------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value  (%)(b)                                                                              66.55*         19.97*
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                     $70,854         $6,780
--------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                                                                             1.06*          1.52*
--------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)                                                                      (.84)*         (.78)*
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                               70.35*        204.39
--------------------------------------------------------------------------------------------------------------------------
  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) The ratio of expenses to average net assets includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Per share distributions were less than $.01 per share.

(e) Reflects an expense limitation in effect during the period (Note
    2). As a result of such limitation, expenses for the fund reflect a reduction of less than $0.01 and $0.02 per share for each share class for periods ended September 30, 1996 and 1995, respectively.





Financial highlights
(For a share outstanding throughout the period)

CLASS M
--------------------------------------------------------------------------------------------------------------------------
                                     Six months
                                          ended                                                             For the period
Per-share                              March 31                                                              July 21, 1995+
operating performance                (Unaudited)                     Year ended September 30                   to Sept. 30
--------------------------------------------------------------------------------------------------------------------------
                                           2000           1999           1998           1997           1996           1995
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                      $16.38         $10.69         $13.51         $11.64         $10.29         $10.25
--------------------------------------------------------------------------------------------------------------------------
Investment operations
--------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(a)            (.15)          (.13)          (.10)          (.10)          (.02)(e)         --(e)
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                10.79           5.82          (1.61)          1.98           1.38            .04
--------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                     10.64           5.69          (1.71)          1.88           1.36            .04
--------------------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------------------
From net
investment income                            --             --             --           (.01)          (.01)            --
--------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                            (1.47)            --          (1.11)            --(d)          --(d)          --
--------------------------------------------------------------------------------------------------------------------------
Return of capital                            --             --             --(d)          --             --             --
--------------------------------------------------------------------------------------------------------------------------
Total distributions                       (1.47)            --          (1.11)          (.01)          (.01)            --
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                            $25.55         $16.38         $10.69         $13.51         $11.64         $10.29
--------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value  (%)(b)                   66.43*         53.23         (12.76)         16.12          13.22            .39*
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                         $147,607        $83,585        $63,967        $91,390        $52,182         $1,259
--------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                   .94*          2.04           2.25           2.25           2.46(e)         .79*(e)
--------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)           (.68)*         (.95)          (.80)          (.74)          (.17)          (.15)*
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                    70.35*        204.39         170.28         141.29          24.69           9.24*
--------------------------------------------------------------------------------------------------------------------------
  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) The ratio of expenses to average net assets includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Per share distributions were less than $.01 per share.

(e) Reflects an expense limitation in effect during the period (Note
    2). As a result of such limitation, expenses for the fund reflect a reduction of less than $0.01 and $0.02 per share for each share class for periods ended September 30, 1996 and 1995, respectively.




Notes to financial statements
March 31, 2000 (Unaudited)

Note 1
Significant accounting policies

Putnam International New Opportunities Fund (the "fund") is a series of Putnam Investment Funds (the "Trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The objective of the fund is to seek long-term capital appreciation by investing primarily in common stocks that offer potential for capital appreciation and are primarily traded in security markets outside the United States.

The fund offers class A, class B, class C and class M shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended March 31, 2000, the fund had no borrowings against the line of credit.

H) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

I) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

J) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

K) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $6,425. The expenses have been fully amortized on a projected net asset basis over a five year period as of March 31, 2000.

Note 2
Management fee, administrative services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 1.00% of the first $500 million of average net assets, 0.90% of the next $500 million, 0.85% of the next $500 million, 0.80% of the next $5 billion, 0.775% of the next $5 billion, 0.755% of the next $5 billion, 0.74% of the next $5 billion, and 0.73% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended March 31, 2000, fund expenses were reduced by $1,047,475 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $3,018 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00% and 0.75% of the average net assets attributable to class A, class B, class C and class M shares respectively. Effective May 1, 2000 the fund's class B shares annual rate will be 0.90%.

For the six months ended March 31, 2000, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $689,824 and $33,920 from the sale of class A and class M shares, respectively and received $573,938 and $4,280 in contingent deferred sales charges from redemptions of class B and C shares, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended March 31, 2000, Putnam Mutual Funds Corp., acting as underwriter received $50,789 on class A redemptions.

Note 3
Purchase and sales of securities

During the six months ended March 31, 2000, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $2,766,462,697 and $2,172,181,327, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At March 31, 2000, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                           Six months ended March 31, 2000
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 48,802,314      $1,144,891,932
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                3,512,974          78,409,583
---------------------------------------------------------------------------
                                            52,315,288       1,223,301,515

Shares
repurchased                                (34,069,459)       (792,578,192)
---------------------------------------------------------------------------
Net decrease                                18,245,829        $430,723,323
---------------------------------------------------------------------------

                                             Year ended September 30, 1999
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 97,757,355      $1,353,981,693
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                            97,757,355       1,353,981,693

Shares
repurchased                               (101,658,562)     (1,416,390,912)
---------------------------------------------------------------------------
Net decrease                                (3,901,207)       $(62,409,219)
---------------------------------------------------------------------------

                                           Six months ended March 31, 2000
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 15,148,249        $352,546,977
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestments of
distributions                                3,742,444          81,023,906
---------------------------------------------------------------------------
                                            18,890,693         433,570,883

Shares
repurchased                                 (8,449,927)       (191,049,809)
---------------------------------------------------------------------------
Net increase                                10,440,766        $242,521,074
---------------------------------------------------------------------------

                                             Year ended September 30, 1999
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 11,537,016        $157,850,106
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestments of
distributions                                       --                  --
---------------------------------------------------------------------------
                                            11,537,016         157,850,106

Shares
repurchased                                (22,303,116)       (297,113,522)
---------------------------------------------------------------------------
Net decrease                               (10,766,100)      $(139,263,416)
---------------------------------------------------------------------------

                                           Six months ended March 31, 2000
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  2,741,010         $68,340,941
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestments of
distributions                                   37,361             829,036
---------------------------------------------------------------------------
                                             2,778,371          69,169,977

Shares
repurchased                                   (451,743)        (11,363,587)
---------------------------------------------------------------------------
Net increase                                 2,326,628         $57,806,390
---------------------------------------------------------------------------

                                           For the period February 1, 1999
                                           (commencement of operations) to
                                                        September 30, 1999
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    525,383          $7,702,343
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestments of
distributions                                       --                  --
---------------------------------------------------------------------------
                                               525,383           7,702,343

Shares
repurchased                                   (116,413)         (1,625,823)
---------------------------------------------------------------------------
Net increase                                   408,970          $6,076,520
---------------------------------------------------------------------------

                                           Six months ended March 31, 2000
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  1,843,687         $42,831,432
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  307,454           6,736,315
---------------------------------------------------------------------------
                                             2,151,141          49,567,747

Shares
repurchased                                 (1,477,971)        (34,352,523)
---------------------------------------------------------------------------
Net increase                                   673,170         $15,215,224
---------------------------------------------------------------------------

                                             Year ended September 30, 1999
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  2,876,518         $39,720,844
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                             2,876,518          39,720,844

Shares
repurchased                                 (3,757,198)        (51,388,912)
---------------------------------------------------------------------------
Net decrease                                  (880,680)       $(11,668,068)
---------------------------------------------------------------------------

Fund information

WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Robert J. Swift
Vice President and Fund Manager

Carmel Peters
Vice President and Fund Manager

Stephen Dexter
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President

This report is for the information of shareholders of Putnam International New Opportunities Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments'  Web site: www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.

[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
BULK RATE
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminv.com



SA010-60355  539/2AH/2AI  5/00